UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22597

Investment Company Act File Number

Parametric Structured Absolute Return Portfolio

(Currently known as Parametric Market Neutral Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Structured Absolute Return Portfolio

January 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 59.1%

Security	Shares	Value
Australia — 1.4%
AGL Energy, Ltd.	9,948	$159,964
Amcor, Ltd.	40,183	352,004
APA Group	5,836	35,117
Australia and New Zealand Banking Group, Ltd.	6,388	177,419
BHP Billiton, Ltd.	6,755	265,688
CFS Retail Property Trust Group	14,691	30,662
Coca-Cola Amatil, Ltd.	7,496	108,185
Commonwealth Bank of Australia	6,130	412,392
Computershare, Ltd.	3,083	33,716
Crown, Ltd.	3,077	37,179
CSL, Ltd.	2,601	148,889
Federation Centres	13,790	33,487
GPT Group	14,371	56,851
Harvey Norman Holdings, Ltd.	17,218	35,258
James Hardie Industries SE CDI	3,210	34,106
Metcash, Ltd.	5,337	21,206
National Australia Bank, Ltd.	6,574	187,851
Newcrest Mining, Ltd.	566	13,864
Orica, Ltd.	7,283	194,753
Origin Energy, Ltd.	13,116	172,308
OZ Minerals, Ltd.	4,155	30,132
Rio Tinto, Ltd.	2,869	199,256
Shopping Centres Australasia Property Group(1)	1,119	1,902
Sydney Airport	9,194	30,451
Tabcorp Holdings, Ltd.	6,320	20,114
Tatts Group, Ltd.	6,146	20,860
Telstra Corp., Ltd.	24,616	118,157
Transurban Group	28,024	178,361
Wesfarmers, Ltd.	728	28,569
Westfield Group	2,794	32,606
Westfield Retail Trust	9,680	32,418
Westpac Banking Corp.	5,783	169,180
Woodside Petroleum, Ltd.	1,713	63,454
Woolworths, Ltd.	5,596	182,305

		$3,618,664

Austria — 0.3%
Andritz AG	496	$32,631
Immofinanz AG(1)	19,776	86,636
OMV AG	6,899	284,211
Raiffeisen Bank International AG	5,792	260,128
Telekom Austria AG	3,434	25,458
Verbund AG	3,498	74,540
Vienna Insurance Group	448	23,670

		$787,274

Belgium — 0.7%
Anheuser-Busch InBev NV	8,057	$708,924
Belgacom SA	6,195	188,993
Colruyt SA	3,325	161,265

Security	Shares	Value
Delhaize Group SA	682	$32,357
Groupe Bruxelles Lambert SA	3,417	285,186
Mobistar SA	842	23,108
Solvay SA	1,339	210,376
UCB SA	2,540	146,613
Umicore SA	2,839	147,711

		$1,904,533

Brazil — 1.4%
AES Tiete SA, PFC Shares	3,300	$34,464
All America Latina Logistica SA (Units)	11,200	48,759
Banco do Brasil SA	13,000	159,189
Banco Santander Brasil SA ADR	16,000	118,720
BM&F Bovespa SA	22,200	155,154
BR Malls Participacoes SA	7,900	102,138
Bradespar SA, PFC Shares	2,500	38,675
CCX Carvao da Colombia SA(1)	1,500	2,811
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	5,400	34,314
Cia de Companhia de Concessoes Rodoviarias (CCR)	12,900	132,886
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,400	62,314
Cia de Saneamento de Minas Gerais SA ADR	7,200	79,056
Cia de Saneamento de Minas Gerais-Copasa MG	1,500	36,460
Cia Energetica de Sao Paulo, PFC Shares	4,800	47,857
Cia Hering	4,100	77,807
Cia Paranaense de Energia ADR	2,500	40,400
Cia Siderurgica Nacional SA ADR	7,900	42,897
Cielo SA	4,020	113,794
CPFL Energia SA ADR	2,100	43,491
Diagnosticos da America SA	11,900	84,407
Embraer SA ADR	2,000	65,940
Estacio Participacoes SA	4,600	101,931
Gerdau SA ADR	6,800	60,044
Iochpe-Maxion SA	2,500	32,733
Itau Unibanco Holding SA ADR, PFC Shares	17,900	308,417
Light SA	2,200	22,636
Lojas Americanas SA, PFC Shares	11,865	105,847
Lojas Renner SA	3,500	140,030
Marcopolo SA, PFC Shares	5,700	38,452
MPX Energia SA(1)	4,500	22,320
Natura Cosmeticos SA	4,000	107,525
OGX Petroleo e Gas Participacoes SA(1)	13,100	26,970
Oi SA ADR	18,499	76,031
PDG Realty SA Empreendimentos e Participacoes	56,300	89,117
Petroleo Brasileiro SA ADR	20,100	367,428
Raia Drogasil SA	7,800	86,984
Randon Participacoes SA, PFC Shares	3,400	20,036
Tim Participacoes SA ADR	2,900	63,800
Totvs SA	2,000	43,536
Tractebel Energia SA	2,900	51,546
Ultrapar Participacoes SA	2,900	69,889
Vale SA ADR	18,500	373,145
Weg SA	3,600	45,621

		$3,775,571

Chile — 0.7%
Administradora de Fondos de Pensiones Provida SA	5,100	$37,542
Aguas Andinas SA, Series A	57,700	42,729
Antarchile SA, Series A	3,000	51,400

Security	Shares	Value
Banco de Chile	671,209	$111,704
Banco de Credito e Inversiones	913	71,222
Banco Santander Chile SA ADR	3,256	98,331
Cap SA	1,500	55,512
Cencosud SA	18,600	115,686
Cia Cervecerias Unidas SA	2,400	38,499
Cia Cervecerias Unidas SA ADR	500	15,975
Cia General de Electricidad SA	6,200	35,492
Colbun SA(1)	111,100	35,079
Corpbanca SA	3,255,600	46,609
Embotelladora Andina SA, Class B, PFC Shares	4,800	31,574
Empresa Nacional de Electricidad SA	52,100	89,966
Empresa Nacional de Electricidad SA ADR	400	20,644
Empresas CMPC SA	24,300	94,212
Empresas Copec SA	8,500	131,624
Enersis SA	186,800	73,655
ENTEL SA	2,300	49,953
Latam Airlines Group SA	3,700	90,965
Latam Airlines Group SA ADR	1,300	31,837
Parque Arauco SA	19,300	52,613
Ripley Corp. SA	17,800	19,309
S.A.C.I. Falabella SA	14,800	172,193
Salfacorp SA	14,400	35,365
Sigdo Koppers SA	16,400	42,247
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,700	96,628
Sonda SA	18,800	63,785
Vina Concha y Toro SA	16,500	33,057

		$1,885,407

China — 2.1%
AAC Technologies Holdings, Inc.	18,000	$69,876
Agricultural Bank of China, Ltd., Class H	268,000	145,595
Air China, Ltd., Class H	40,000	34,304
Anhui Conch Cement Co., Ltd., Class H	37,500	147,232
Baidu, Inc. ADR(1)	2,100	227,430
Bank of Communications, Ltd., Class H	146,000	124,136
Beijing Enterprises Holdings, Ltd.	8,000	57,783
Brilliance China Automotive Holdings, Ltd.(1)	22,000	29,649
BYD Co., Ltd., Class H(1)	8,000	27,062
China CITIC Bank Corp., Ltd., Class H	181,000	123,947
China Coal Energy Co., Class H	145,000	161,918
China Communications Construction Co., Ltd., Class H	72,000	73,569
China Construction Bank Corp., Class H	367,000	316,585
China Eastern Airlines Corp., Ltd., Class H(1)	132,000	60,138
China Life Insurance Co., Ltd., Class H	66,000	220,271
China Longyuan Power Group Corp., Class H	86,000	72,072
China Mengniu Dairy Co., Ltd.	18,000	52,660
China Merchants Bank Co., Ltd., Class H	52,500	126,256
China Merchants Holdings (International) Co., Ltd.	16,000	56,814
China Minsheng Banking Corp, Ltd., Class H	70,000	100,868
China Mobile, Ltd.	48,500	530,620
China National Building Material Co., Ltd., Class H	18,000	28,822
China Overseas Land & Investment, Ltd.	42,000	130,534
China Pacific Insurance (Group) Co., Ltd., Class H	32,400	127,034
China Resources Enterprise, Ltd.	16,000	57,368
China Resources Power Holdings Co., Ltd.	30,000	83,393
China Telecom Corp., Ltd., Class H	174,000	94,993

Security	Shares	Value
China Yurun Food Group, Ltd.(1)	47,000	$34,632
Citic Pacific, Ltd.	30,000	48,409
Ctrip.com International, Ltd. ADR(1)	3,800	75,278
Digital China Holdings, Ltd.	32,000	51,707
Dongfeng Motor Group Co., Ltd., Class H	40,000	65,471
Focus Media Holding, Ltd. ADR	1,000	25,290
Guangdong Investment, Ltd.	52,000	43,168
Guangzhou Automobile Group Co., Ltd., Class H	34,000	28,554
Home Inns & Hotels Management, Inc. ADR(1)	1,100	33,627
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	110,200	120,094
Inner Mongolia Yitai Coal Co., Ltd., Class B	21,200	123,936
Jiangxi Copper Co., Ltd., Class H	55,000	149,322
Kunlun Energy Co., Ltd.	62,000	129,016
Lenovo Group, Ltd.	78,000	81,346
Lianhua Supermarket Holdings Ltd., Class H	21,000	20,528
Mindray Medical International, Ltd. ADR	800	30,240
NetEase.com, Inc. ADR	1,100	51,062
New Oriental Education & Technology Group, Inc. ADR	7,100	121,197
Parkson Retail Group, Ltd.	41,000	31,624
PICC Property & Casualty Co., Ltd., Class H	80,000	122,029
Ports Design, Ltd.	39,000	33,784
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	23,121
SINA Corp.(1)	1,300	71,409
Sino Biopharmaceutical, Ltd.	48,000	23,951
Sinopharm Group Co., Ltd., Class H	9,600	29,465
Sinotrans Shipping, Ltd.	74,000	19,824
Sohu.com, Inc.(1)	700	33,516
Sound Global, Ltd.	68,000	36,260
Suntech Power Holdings Co., Ltd. ADR(1)	49,000	81,830
Tingyi (Cayman Islands) Holding Corp.	22,000	61,938
Tsingtao Brewery Co., Ltd., Class H	8,000	46,343
Want Want China Holdings, Ltd.	61,000	80,658
Weichai Power Co., Ltd., Class H	15,200	62,724
WuXi PharmaTech (Cayman), Inc. ADR(1)	1,900	30,742
Yangzijiang Shipbuilding Holdings, Ltd.	61,000	48,325
Yanzhou Coal Mining Co., Ltd., Class H	86,000	146,540
Zhongsheng Group Holdings, Ltd.	17,000	25,432
ZTE Corp., Class H	14,400	27,991

		$5,551,312

Colombia — 0.4%
Almacenes Exito SA	6,100	$114,069
Banco de Bogota	1,300	40,990
Bancolombia SA ADR, PFC Shares	1,600	111,216
Cia Colombiana de Inversiones SA	6,700	21,888
Ecopetrol SA	55,100	175,348
Empresa de Energia de Bogota SA	29,900	22,567
Grupo Argos SA	4,700	61,893
Grupo Argos SA, PFC Shares	2,500	31,965
Grupo Aval Acciones y Valores SA	56,100	39,814
Grupo Aval Acciones y Valores SA, PFC Shares	61,500	43,473
Grupo de Inversiones Suramericana	3,600	76,444
Grupo Nutresa SA	5,100	71,527
Grupo Odinsa SA	3,356	15,765
Interconexion Electrica SA	12,300	69,211
ISAGEN SA ESP	31,400	43,331

		$939,501

Security	Shares	Value
Czech Republic — 0.3%
CEZ AS	12,000	$389,159
Komercni Banka AS	1,110	224,736
New World Resources PLC, Class A	15,550	68,466
Pegas Nonwovens SA	3,630	101,174
Unipetrol AS(1)	8,100	72,991

		$856,526

Denmark — 0.8%
A.P. Moller - Maersk A/S, Class A	15	$113,426
A.P. Moller - Maersk A/S, Class B	18	143,590
Carlsberg A/S, Class B	150	16,045
Coloplast A/S	7,185	379,052
Danske Bank A/S(1)	1,163	22,286
DSV A/S	6,961	178,459
Novo Nordisk A/S, Class B	4,306	792,700
Novozymes A/S, Class B	8,925	292,486
TDC A/S	6,980	53,496
Tryg A/S	1,451	114,027
William Demant Holding A/S(1)	748	65,554

		$2,171,121

Egypt — 0.3%
Alexandria Mineral Oils Co.	3,300	$33,885
Amer Group Holding	188,800	17,425
Commercial International Bank	26,300	140,173
Eastern Tobacco	2,550	37,808
Egypt Kuwaiti Holding Co.	35,600	44,895
Egyptian Financial Group-Hermes Holding SAE(1)	25,300	41,252
Egyptian International Pharmaceutical Industrial Co.	6,300	37,637
El Sewedy Cables Holding Co.	2,000	6,706
Ezz Steel	23,000	34,955
Juhayna Food Industries	47,300	60,892
Orascom Construction Industries (OCI)(1)	4,000	156,099
Orascom Telecom Holding SAE(1)	190,500	125,959
Orascom Telecom Media and Technology Holding SAE	173,500	14,705
Sidi Kerir Petrochemicals Co.	16,100	31,739
Talaat Moustafa Group(1)	57,300	36,535
Telecom Egypt	24,800	53,907

		$874,572

Finland — 0.6%
Elisa Oyj	6,836	$162,553
Fortum Oyj	4,285	80,179
Kesko Oyj, Class B	860	28,142
Kone Oyj, Class B	5,168	426,335
Nokia Oyj	17,747	69,657
Nokian Renkaat Oyj	3,771	162,148
Orion Oyj, Class B	5,086	141,944
Pohjola Bank PLC, Class A	3,625	62,012
Sampo Oyj	6,020	216,109
Stora Enso Oyj	7,820	55,771
UPM-Kymmene Oyj	1,212	14,819
Wartsila Oyj	4,003	190,238

		$1,609,907

France — 1.3%
Air Liquide SA	3,558	$454,258
Alcatel-Lucent(1)	113,328	189,377

Security	Shares	Value
Carrefour SA	2,148	$61,240
Compagnie Generale des Etablissements Michelin, Class B	1,709	158,943
Dassault Systemes SA	1,901	211,377
Essilor International SA	1,948	198,559
Eutelsat Communications SA	3,857	132,493
France Telecom SA	1,643	18,659
GDF Suez	5,973	122,529
Iliad SA	189	35,014
Imerys SA	706	46,687
L’Oreal SA	4,124	612,387
LVMH Moet Hennessy Louis Vuitton SA	2,410	453,748
Natixis	8,696	34,457
PPR SA	148	31,830
Safran SA	2,605	119,642
Sanofi	2,149	209,498
SES SA	1,330	40,704
Societe BIC SA	1,002	134,825
Sodexo	875	77,999
Suez Environnement Co. SA	2,287	30,243
Thales SA	520	18,727
Total SA	1,640	88,875
Unibail-Rodamco SE	90	21,255

		$3,503,326

Germany — 1.4%
Adidas AG	1,161	$107,819
Bayerische Motoren Werke AG	2,397	241,422
Bayerische Motoren Werke AG, PFC Shares	1,650	112,821
Beiersdorf AG	2,401	210,720
Brenntag AG	228	32,461
Continental AG	775	90,954
Daimler AG	2,915	169,659
Deutsche Lufthansa AG	1,799	35,735
Deutsche Post AG	6,063	142,371
Deutsche Telekom AG	7,347	90,259
E.ON AG	1,092	18,988
Fraport AG	277	16,789
Fresenius Medical Care AG & Co. KGaA	261	18,398
Hannover Rueckversicherung AG	560	45,209
Henkel AG & Co. KGaA	1,421	105,409
Henkel AG & Co. KGaA, PFC Shares	1,962	173,223
Linde AG	2,051	373,842
Porsche Automobil Holding SE, PFC Shares	486	42,315
SAP AG	11,453	939,230
Siemens AG	2,409	263,939
United Internet AG	5,043	117,249
Volkswagen AG	97	22,408
Volkswagen AG, PFC Shares	846	209,449

		$3,580,669

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA(1)	3,475	$90,271
OPAP SA	12,823	111,017

		$201,288

Hong Kong — 1.0%
Bank of East Asia, Ltd.	32,200	$131,723
BOC Hong Kong (Holdings), Ltd.	71,500	245,342

Security	Shares	Value
Cathay Pacific Airways, Ltd.	43,000	$83,132
Cheung Kong Infrastructure Holdings, Ltd.	25,000	157,794
CLP Holdings, Ltd.	22,000	186,517
Hang Lung Group, Ltd.	5,000	30,310
Hang Seng Bank, Ltd.	25,700	420,844
Hong Kong & China Gas Co., Ltd.	109,800	311,869
Hopewell Holdings, Ltd.	23,500	96,793
Link REIT (The)	73,000	378,582
MTR Corp., Ltd.	40,500	166,658
Power Assets Holdings, Ltd.	38,500	332,847
Wing Hang Bank, Ltd.	6,500	67,816

		$2,610,227

Hungary — 0.4%
EGIS Pharmaceuticals PLC	340	$29,239
FHB Mortgage Bank Rt.(1)	3,500	6,822
Magyar Telekom Rt.	66,340	125,276
MOL Hungarian Oil & Gas Rt.	3,020	259,999
OTP Bank Rt.	13,220	284,291
Richter Gedeon Rt.	1,250	215,269

		$920,896

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	1,500	$53,910
Infosys, Ltd. ADR	5,700	300,504

		$354,414

Indonesia — 0.7%
Adaro Energy Tbk PT	287,500	$48,724
AKR Corporindo Tbk PT	76,500	30,456
Bank Central Asia Tbk PT	146,000	144,653
Bank Mandiri Tbk PT	128,000	118,998
Bank Negara Indonesia Persero Tbk PT	133,000	53,612
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,000	44,144
Bank Rakyat Indonesia Tbk PT	145,500	118,826
Bumi Resources Tbk PT	560,000	39,111
Energi Mega Persada Tbk PT(1)	1,737,000	16,594
Gudang Garam Tbk PT	19,500	103,826
Indo Tambangraya Megah Tbk PT	11,000	46,827
Indocement Tunggal Prakarsa Tbk PT	41,000	91,564
Indofood Sukses Makmur Tbk PT	153,500	95,082
Jasa Marga (Persero) Tbk PT	52,500	29,634
Kalbe Farma Tbk PT	645,000	72,126
Lippo Karawaci Tbk PT	274,500	29,049
Media Nusantara Citra Tbk PT	120,000	29,293
Perusahaan Gas Negara Tbk PT	206,500	99,137
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	204,500	46,279
Semen Gresik (Persero) Tbk PT	64,000	103,574
Surya Semesta Internusa Tbk PT	462,500	66,072
Tambang Batubara Bukit Asam Tbk PT	30,500	48,616
Telekomunikasi Indonesia Tbk PT	202,000	202,314
Unilever Indonesia Tbk PT	41,500	93,986
United Tractors Tbk PT	37,000	75,224
XL Axiata Tbk PT	76,000	39,054

		$1,886,775

Ireland — 0.3%
CRH PLC	7,794	$168,135
Eaton Corp. PLC	1,486	84,628

Security	Shares	Value
Elan Corp. PLC(1)	9,358	$98,738
Kerry Group PLC, Class A	7,083	371,557

		$723,058

Israel — 0.5%
Bank Hapoalim B.M.(1)	33,193	$139,940
Bank Leumi Le-Israel B.M.(1)	37,387	124,924
Bezeq Israeli Telecommunication Corp., Ltd.	32,974	38,643
Delek Group, Ltd.	104	25,690
Elbit Systems, Ltd.	1,930	74,199
Israel Chemicals, Ltd.	6,130	81,417
Israel Corp., Ltd.	132	90,333
Mellanox Technologies, Ltd.(1)	1,353	68,718
Mizrahi Tefahot Bank, Ltd.(1)	7,531	79,743
NICE Systems, Ltd.(1)	3,684	135,381
Teva Pharmaceutical Industries, Ltd. ADR	9,184	348,900

		$1,207,888

Italy — 0.8%
Atlantia SpA	3,644	$67,289
Autogrill SpA	3,445	42,246
Enel Green Power SpA	7,388	15,234
Enel SpA	5,639	24,587
ENI SpA	36,514	912,030
Luxottica Group SpA	3,631	167,576
Pirelli & C. SpA	15,972	195,904
Saipem SpA	3,849	109,291
Snam Rete Gas SpA	64,096	323,920
Telecom Italia SpA	13,750	13,644
Telecom Italia SpA, PFC Shares	67,529	57,692
Tenaris SA	1,396	29,284
Terna Rete Elettrica Nazionale SpA	55,693	234,488

		$2,193,185

Japan — 2.2%
ABC-Mart, Inc.	1,000	$38,047
Air Water, Inc.	3,000	38,318
All Nippon Airways Co., Ltd.	10,000	19,580
Aozora Bank, Ltd.	8,000	22,491
Bank of Kyoto, Ltd. (The)	10,000	82,744
Bank of Yokohama, Ltd. (The)	32,000	152,843
Benesse Holdings, Inc.	500	21,797
Bridgestone Corp.	1,300	34,095
Canon, Inc.	700	25,491
Chiba Bank, Ltd. (The)	15,000	93,469
Chugai Pharmaceutical Co., Ltd.	5,700	117,255
Chugoku Bank, Ltd. (The)	9,000	123,963
Daihatsu Motor Co., Ltd.	9,000	187,223
Dainippon Sumitomo Pharma Co., Ltd.	6,400	90,223
Electric Power Development Co., Ltd.	600	13,795
Gunma Bank, Ltd. (The)	17,000	82,055
Hachijuni Bank, Ltd. (The)	15,000	75,098
Hamamatsu Photonics K.K.	4,100	156,760
Hirose Electric Co., Ltd.	300	35,711
Hiroshima Bank, Ltd. (The)	23,000	97,781
Honda Motor Co., Ltd.	2,300	86,938
Hoya Corp.	1,500	28,963
Isetan Mitsukoshi Holdings, Ltd.	2,500	24,688
ITOCHU Techno-Solutions Corp.	1,000	43,398

Security	Shares	Value
Iyo Bank, Ltd. (The)	8,000	$65,422
Japan Prime Realty Investment Corp.	7	19,902
Japan Real Estate Investment Corp.	3	30,333
Joyo Bank, Ltd. (The)	3,000	14,065
JX Holdings, Inc.	6,700	39,529
Kamigumi Co., Ltd.	9,000	73,310
Kansai Paint Co., Ltd.	8,000	89,090
Keikyu Corp.	3,000	25,447
Keio Corp.	18,000	133,600
Keyence Corp.	1,200	332,919
Kintetsu Corp.	15,000	61,631
Kyowa Hakko Kirin Co., Ltd.	6,000	56,731
Lawson, Inc.	700	50,727
McDonald’s Holdings Co. (Japan), Ltd.	4,000	102,671
Miraca Holdings, Inc.	500	20,847
Mitsubishi Logistics Corp.	2,000	29,997
Mitsubishi Motors Corp.(1)	35,000	36,391
Mitsubishi Tanabe Pharma Corp.	3,900	52,282
Mizuho Financial Group, Inc.	16,500	32,934
NGK Spark Plug Co., Ltd.	6,000	76,321
Nidec Corp.	400	22,864
Nippon Telegraph & Telephone Corp.	300	12,564
Nishi-Nippon City Bank, Ltd. (The)	26,000	67,386
Nitori Co., Ltd.	400	30,533
NTT DoCoMo, Inc.	206	312,312
Odakyu Electric Railway Co., Ltd.	19,000	190,335
Ono Pharmaceutical Co., Ltd.	2,600	136,981
Oracle Corp. Japan	1,200	49,958
Oriental Land Co., Ltd.	1,400	186,141
Osaka Gas Co., Ltd.	7,000	26,258
Rakuten, Inc.(1)	20,929	191,023
Rinnai Corp.	1,000	70,704
Sankyo Co., Ltd.	600	23,904
Santen Pharmaceutical Co., Ltd.	2,600	107,077
Seven Bank, Ltd.	8,300	20,080
Shizuoka Bank, Ltd. (The)	22,000	207,434
Sumitomo Metal Mining Co., Ltd.	3,000	46,658
Sumitomo Rubber Industries, Ltd.	2,500	33,362
Suruga Bank, Ltd.	7,000	91,259
Suzuken Co., Ltd.	2,200	67,337
Sysmex Corp.	600	28,625
Taisho Pharmaceutical Holdings Co., Ltd.	200	13,803
Takashimaya Co., Ltd.	3,000	22,076
Takeda Pharmaceutical Co., Ltd.	1,000	51,387
Toho Gas Co., Ltd.	18,000	96,224
Tokyo Gas Co., Ltd.	16,000	75,449
TonenGeneral Sekiyu K.K.	15,000	130,801
Tsumura & Co.	800	26,279
Unicharm Corp.	3,900	206,851
USS Co., Ltd.	910	102,224
Yahoo! Japan Corp.	61	23,921
Yakult Honsha Co., Ltd.	600	25,284
Yamaguchi Financial Group, Inc.	3,000	28,904
Yamato Holdings Co., Ltd.	1,900	31,934
Yokogawa Electric Corp.	1,400	15,588

		$5,810,395

Security	Shares	Value
Kuwait — 0.4%
Al Ahli Bank of Kuwait KSC	10,500	$21,626
Boubyan Bank KSC(1)	15,000	34,652
Boubyan Petrochemicals Co.	35,000	72,130
Burgan Bank SAK	15,000	30,920
Commercial Bank of Kuwait SAK(1)	20,000	51,178
Gulf Bank(1)	35,750	52,108
Gulf Cable and Electrical Industries Co.	10,000	45,496
Kuwait Finance House KSC	25,800	77,032
Kuwait Foods Co. (Americana)	2,500	16,292
Kuwait Pipes Industries & Oil Services Co.(1)	60,000	24,290
Mabanee Co. SAKC	15,000	65,005
Mobile Telecommunications Co.	65,700	193,671
National Bank of Kuwait SAK	45,750	159,303
National Industries Group Holding(1)	57,700	46,370
Sultan Center Food Products Co.(1)	74,929	28,276

		$918,349

Malaysia — 0.7%
Airasia Bhd	23,600	$21,093
AMMB Holdings Bhd	19,900	40,742
Axiata Group Bhd	43,300	87,806
Batu Kawan Bhd	8,600	51,008
Boustead Holdings Bhd	12,050	18,771
British American Tobacco Malaysia Bhd	2,300	42,464
Dialog Group Bhd	58,400	43,430
Digi.com Bhd	33,100	52,416
Gamuda Bhd	40,100	48,015
Genting Bhd	28,200	86,206
Hong Leong Bank Bhd	14,300	65,526
IJM Corp. Bhd	22,200	36,026
IOI Corp. Bhd	49,900	79,826
Kuala Lumpur Kepong Bhd	9,400	65,658
Lafarge Malayan Cement Bhd	13,500	40,370
Malayan Banking Bhd	38,300	109,459
Malaysian Resources Corp. Bhd	41,600	18,599
Maxis Bhd	25,400	52,081
Multi-Purpose Holdings Bhd	23,600	24,995
Parkson Holdings Bhd	30,000	46,666
Petronas Chemicals Group Bhd	55,900	107,062
Petronas Dagangan Bhd	8,800	64,558
PPB Group Bhd	12,300	49,304
Public Bank Bhd	13,900	69,429
Resorts World Bhd	59,800	70,648
RHB Capital Bhd	21,100	52,551
Sapurakencana Petroleum Bhd(1)	56,897	53,491
Sime Darby Bhd	61,600	184,451
Telekom Malaysia Bhd	29,400	52,524
Tenaga Nasional Bhd	33,300	75,089

		$1,810,264

Mexico — 1.4%
Alfa SAB de CV, Series A	95,800	$231,012
America Movil SAB de CV ADR, Series L	29,900	752,284
Bolsa Mexicana de Valores SAB de CV	26,300	66,502
Cemex SAB de CV ADR(1)	23,004	249,593
Coca Cola Femsa SAB de CV ADR	500	79,040
Compartamos SAB de CV	39,900	61,978

Security	Shares	Value
Embotelladoras Arca SAB de CV	9,900	$75,496
Empresas ICA SAB de CV(1)	20,700	62,045
Fomento Economico Mexicano SA de CV ADR	2,100	226,569
Genomma Lab Internacional SA de CV(1)	9,700	22,155
Grupo Aeroportuario del Pacifico SAB de CV ADR	600	37,344
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,800	45,392
Grupo Bimbo SA de CV, Series A	36,500	94,303
Grupo Carso SA de CV, Series A1	13,600	66,104
Grupo Elektra SA de CV	500	23,261
Grupo Financiero Banorte SAB de CV, Class O	44,700	307,654
Grupo Financiero Inbursa SAB de CV, Class O	95,500	267,769
Grupo Mexico SAB de CV, Series B	45,643	169,798
Grupo Modelo SA de CV, Series C	8,400	71,681
Grupo Televisa SA ADR	5,000	140,050
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	13,465
Industrias CH SAB de CV, Series B(1)	5,100	42,197
Industrias Penoles SA de CV	2,700	132,375
Kimberly-Clark de Mexico SAB de CV, Class A	25,000	70,450
Mexichem SAB de CV	15,232	86,136
Minera Frisco SAB de CV(1)	12,200	52,438
Promotora y Operadora de Infraestructura SAB de CV(1)	5,800	41,425
TV Azteca SAB de CV, Series CPO	39,000	27,545
Wal-Mart de Mexico SAB de CV, Series V	67,500	218,406

		$3,734,467

Morocco — 0.3%
Alliances Developpement Immobilier SA	489	$30,889
Attijariwafa Bank	3,250	122,657
Banque Centrale Populaire	4,000	90,592
Banque Marocaine du Commerce Exterieur (BMCE)	3,100	56,256
Ciments du Maroc	200	16,694
Delta Holding SA	1,800	6,692
Douja Promotion Groupe Addoha SA	11,600	85,646
Lafarge Ciments	200	29,618
Managem	400	73,038
Maroc Telecom	13,800	176,411

		$688,493

Netherlands — 1.1%
Akzo Nobel NV	4,706	$322,092
ASML Holding NV	8,041	603,197
European Aeronautic Defence and Space Co. NV	7,168	336,044
Gemalto NV	337	29,997
Heineken Holding NV	1,465	86,560
Heineken NV	4,009	281,918
Koninklijke Ahold NV	24,653	362,266
Koninklijke DSM NV	3,945	241,651
Koninklijke KPN NV	34,396	193,365
Koninklijke Vopak NV	802	54,737
QIAGEN NV(1)	6,848	143,758
Reed Elsevier NV	4,414	68,557
Unilever NV	5,995	242,895

		$2,967,037

New Zealand — 0.2%
Auckland International Airport, Ltd.	57,862	$137,727
Chorus, Ltd.	8,812	21,088
Contact Energy, Ltd.(1)	8,594	37,651

Security	Shares	Value
Fletcher Building, Ltd.	13,289	$106,164
SKYCITY Entertainment Group, Ltd.	9,328	31,083
Telecom Corporation of New Zealand, Ltd.	32,008	65,182

		$398,895

Norway — 0.7%
Aker Solutions ASA	4,895	$107,055
Gjensidige Forsikring ASA	2,549	40,066
Norsk Hydro ASA	48,651	233,561
Orkla ASA	24,718	218,026
Seadrill, Ltd.	4,836	191,175
Statoil ASA	15,009	399,877
Telenor ASA	20,565	453,057
Yara International ASA	889	47,409

		$1,690,226

Peru — 0.4%
Alicorp SA	38,300	$130,556
Cia de Minas Buenaventura SA ADR	3,700	109,483
Credicorp, Ltd. ADR	1,340	210,018
Ferreyros SA	28,063	26,820
Grana y Montero SA	23,300	97,816
Intergroup Financial Services Corp.	500	19,250
Luz del Sur SAA	6,300	21,500
Minsur SA	20,900	18,761
Sociedad Minera Cerro Verde SAA(1)	600	22,800
Southern Copper Corp.	3,952	155,669
Union Andina de Cementos SAA	17,000	24,338
Volcan Cia Minera SA, Class B	66,141	68,073

		$905,084

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	41,200	$56,307
Aboitiz Power Corp.	30,200	28,296
Alliance Global Group, Inc.	94,000	43,704
Ayala Corp.	4,000	55,923
Ayala Land, Inc.	106,900	76,200
Ayala Land, Inc., PFC Shares(2)	65,600	161
Bank of the Philippine Islands	12,700	31,267
DMCI Holdings, Inc.	24,700	33,388
International Container Terminal Services, Inc.	23,200	43,397
JG Summit Holding, Inc.	50,500	49,584
Jollibee Foods Corp.	12,900	34,799
Manila Electric Co.	3,700	26,422
Metro Pacific Investments Corp.	263,000	33,675
Philex Mining Corp.	75,900	32,741
Philex Petroleum Corp.(1)	29,500	24,290
Philippine Long Distance Telephone Co.	1,520	104,677
Puregold Price Club, Inc.	42,100	36,169
Robinsons Land Corp.	89,500	47,124
San Miguel Corp.	9,500	26,240
Semirara Mining Corp.	5,500	33,268
SM Investments Corp.	2,500	58,463
SM Prime Holdings, Inc.	89,500	38,565
Universal Robina Corp.	21,000	45,166

		$959,826

Poland — 0.7%
Agora SA	14,100	$40,823

Security	Shares	Value
AmRest Holdings SE(1)	1,400	$39,548
Asseco Poland SA	5,810	84,564
Bank Pekao SA	2,800	137,718
Boryszew SA(1)	93,680	16,951
BRE Bank SA(1)	470	49,200
Budimex SA	710	15,390
Cyfrowy Polsat SA(1)	17,244	93,463
Emperia Holding SA	1,350	25,592
Enea SA	4,500	22,244
Eurocash SA	6,240	101,664
ING Bank Slaski SA(1)	1,400	40,089
Jastrzebska Spolka Weglowa SA	1,200	36,594
KGHM Polska Miedz SA	2,483	151,938
Lubelski Wegiel Bogdanka SA	1,040	45,988
Netia SA(1)	13,000	19,357
NG2 SA	2,690	62,525
Polimex-Mostostal SA(1)	32,200	5,815
Polish Oil & Gas(1)	44,800	79,757
Polska Grupa Energetyczna SA	25,610	141,244
Polski Koncern Naftowy Orlen SA(1)	7,480	118,420
Powszechna Kasa Oszczednosci Bank Polski SA	13,600	152,047
Powszechny Zaklad Ubezpieczen SA	1,417	186,761
Tauron Polska Energia SA	47,400	72,469
Telekomunikacja Polska SA	23,350	90,667
TVN SA	7,240	22,736
Zaklady Azotowe w Tarnowie-Moscicach SA(1)	300	5,488

		$1,859,052

Portugal — 0.2%
EDP-Energias de Portugal SA	46,501	$149,734
Galp Energia SGPS SA, Class B	2,862	46,457
Jeronimo Martins SGPS SA	7,997	170,125
Portugal Telecom SGPS SA	7,749	45,238

		$411,554

Qatar — 0.4%
Aamal Co. QSC(1)	6,300	$26,184
Commercial Bank of Qatar	1,900	40,793
Doha Bank, Ltd.	2,600	40,302
Gulf International Services QSC	3,900	34,364
Industries Qatar	4,350	202,278
Masraf Al Rayan	11,950	84,651
Qatar Electricity & Water Co.	1,400	54,745
Qatar Gas Transport Co., Ltd. (NAKILAT)	13,000	56,729
Qatar Islamic Bank	2,500	50,712
Qatar National Bank	5,448	194,971
Qatar National Cement Co.	600	17,072
Qatar National Navigation	1,500	26,842
Qatar Telecom QSC	4,394	135,266

		$964,909

Russia — 1.5%
CTC Media, Inc.	3,900	$41,730
E.ON Russia JSC	607,000	55,499
Etalon Group, Ltd. GDR(1)(3)	4,600	22,715
Federal Grid Co. Unified Energy System JSC(1)	7,226,300	52,138
Federal Hydrogenerating Co. JSC ADR	28,000	68,354

Security	Shares	Value
Globaltrans Investment PLC GDR(3)	2,700	$41,802
KamAZ(1)	13,000	16,639
LUKOIL OAO ADR	5,700	384,348
Magnit OJSC	1,570	294,120
Mail.ru Group, Ltd. GDR(3)	1,800	59,950
MMC Norilsk Nickel GDR	9,100	181,284
Mobile TeleSystems OJSC	28,800	244,638
Novolipetsk Steel GDR(3)	2,500	53,042
OAO Gazprom ADR	55,200	519,873
OAO Inter Rao Ues(1)	41,577,400	34,093
Pharmstandard OJSC GDR(1)(3)	2,600	50,518
PIK Group GDR(1)(3)	9,700	21,000
Rosneft Oil Co. GDR(3)	15,300	134,524
Rostelecom	30,700	123,175
Sberbank of Russia ADR	43,600	643,247
Severstal OAO GDR(3)	4,600	57,320
Surgutneftegas OJSC ADR	13,600	140,988
Surgutneftegas OJSC, PFC Shares	130,200	98,995
Tatneft ADR	3,000	138,455
Uralkali OJSC GDR(3)	3,400	129,371
VimpelCom, Ltd. ADR	5,800	69,658
VTB Bank OJSC GDR(3)	22,500	82,187
X5 Retail Group NV GDR(1)(3)	2,900	49,300
Yandex NV, Class A(1)	1,300	31,473

		$3,840,436

Singapore — 0.9%
Ascendas Real Estate Investment Trust	64,000	$130,903
CapitaMall Trust	18,000	30,808
ComfortDelGro Corp., Ltd.	14,000	21,829
DBS Group Holdings, Ltd.	49,000	592,223
Fraser and Neave, Ltd.	1,000	7,703
Oversea-Chinese Banking Corp., Ltd.	53,000	418,700
Singapore Airlines, Ltd.	23,000	204,252
Singapore Press Holdings, Ltd.	50,000	165,656
Singapore Technologies Engineering, Ltd.	24,000	76,016
Singapore Telecommunications, Ltd.	114,000	322,193
StarHub, Ltd.	11,000	34,668
United Overseas Bank, Ltd.	16,000	243,673
UOL Group, Ltd.	25,000	126,269

		$2,374,893

South Africa — 1.4%
ABSA Group, Ltd.	4,500	$86,140
Adcock Ingram Holdings, Ltd.	5,800	37,214
AECI, Ltd.	2,500	23,798
African Bank Investments, Ltd.	12,000	41,370
African Rainbow Minerals, Ltd.	1,000	22,518
Anglo Platinum, Ltd.	800	39,223
AngloGold Ashanti, Ltd.	4,300	120,197

Security	Shares	Value
Aquarius Platinum, Ltd.(1)	15,400	$15,397
Aveng, Ltd.	14,200	49,637
AVI, Ltd.	7,900	48,248
Barloworld, Ltd.	7,500	70,186
Bidvest Group, Ltd.	6,300	150,396
Capital Property Fund	19,700	23,142
Clicks Group, Ltd.	6,800	45,576
Discovery Holdings, Ltd.	7,500	55,469
FirstRand, Ltd.	26,600	95,904
Harmony Gold Mining Co., Ltd.	5,600	36,088
Impala Platinum Holdings, Ltd.	6,286	113,934
Imperial Holdings, Ltd.	3,400	74,026
Kumba Iron Ore, Ltd.	1,000	67,341
Kumba Resources, Ltd.	2,200	43,204
Liberty Holdings, Ltd.	2,300	29,605
Massmart Holdings, Ltd.	2,200	44,914
Mediclinic International, Ltd.	2,800	17,715
MMI Holdings, Ltd.	18,700	48,356
Mondi, Ltd.	3,100	36,866
Mr. Price Group, Ltd.	4,200	57,974
MTN Group, Ltd.	32,700	639,796
Murray & Roberts Holdings, Ltd.(1)	11,600	33,181
Nampak, Ltd.	9,600	33,707
Nedbank Group, Ltd.	2,200	47,740
Netcare, Ltd.	26,000	56,971
Remgro, Ltd.	4,700	85,641
Reunert, Ltd.	5,500	45,871
RMB Holdings, Ltd.	12,000	57,553
Sanlam, Ltd.	22,500	114,174
Sasol, Ltd.	5,400	233,197
Shoprite Holdings, Ltd.	5,100	95,971
Spar Group, Ltd. (The)	3,300	43,416
Standard Bank Group, Ltd.	11,600	150,922
Steinhoff International Holdings, Ltd.(1)	24,600	74,654
Sun International, Ltd.	4,200	48,128
Telkom South Africa, Ltd.(1)	7,300	13,578
Tiger Brands, Ltd.	2,600	85,523
Truworths International, Ltd.	7,200	81,821
Vodacom Group (Pty), Ltd.	8,900	123,791
Wilson Bayly Holmes-Ovcon, Ltd.	3,100	53,759
Woolworths Holdings, Ltd.	10,500	74,609

		$3,688,441

South Korea — 1.4%
Asiana Airlines, Inc.(1)	3,000	$16,618
BS Financial Group, Inc.	5,220	69,012
Celltrion, Inc.	3,014	71,018
Cheil Industries, Inc.	670	53,711
Cheil Worldwide, Inc.	2,670	54,948
CJ Corp.	300	34,373
Dongbu Insurance Co., Ltd.	1,430	61,353
Hankook Tire Co., Ltd.(1)	1,560	64,156
Hankook Tire Worldwide Co., Ltd.	3,569	55,410
Hite-Jinro Co., Ltd.	2,800	82,246
Honam Petrochemical Corp.	270	62,655
Hynix Semiconductor, Inc.(1)	2,810	62,891

Security	Shares	Value
Hyundai Glovis Co., Ltd.	290	$54,016
Hyundai Heavy Industries Co., Ltd.	280	55,287
Hyundai Marine & Fire Insurance Co., Ltd.	1,900	58,446
Hyundai Merchant Marine Co., Ltd.(1)	1,080	20,282
Hyundai Motor Co.	1,000	188,311
Hyundai Steel Co.	700	53,315
Industrial Bank of Korea	4,750	53,671
Kangwon Land, Inc.	2,740	78,601
Korea Electric Power Corp.(1)	2,600	77,169
Korea Zinc Co., Ltd.	170	59,943
Korean Air Lines Co., Ltd.(1)	660	27,557
Korean Reinsurance Co.	4,578	48,095
KT&G Corp.	1,080	75,311
LG Chem, Ltd.	460	128,711
LG Corp.	870	51,252
LG Display Co., Ltd.(1)	1,210	32,493
LG Electronics, Inc.	1,050	69,522
LG Hausys, Ltd.	540	36,852
LIG Insurance Co., Ltd.	2,290	53,675
NHN Corp.	330	72,982
POSCO	760	248,446
S-Oil Corp.	590	53,074
Samsung C&T Corp.	990	57,660
Samsung Electro-Mechanics Co., Ltd.	350	29,487
Samsung Electronics Co., Ltd.	490	651,913
Samsung Engineering Co., Ltd.	370	52,814
Samsung Fine Chemicals Co., Ltd.	470	22,747
Samsung Fire & Marine Insurance Co., Ltd.	550	111,307
Samsung Heavy Industries Co., Ltd.	1,900	66,763
Samsung Life Insurance Co., Ltd.	600	57,862
Samsung Securities Co., Ltd.	500	25,891
SK Broadband Co., Ltd.(1)	7,780	34,971
SK Chemicals Co., Ltd.	510	28,021
SK Telecom Co., Ltd. ADR	4,600	77,970
TONGYANG Securities, Inc.	9,480	35,245
Woori Finance Holdings Co., Ltd.	6,060	71,252

		$3,609,305

Spain — 0.9%
Abertis Infraestructuras SA	7,619	$130,447
Acerinox SA	5,359	59,384
ACS Actividades de Construccion y Servicios SA	1,151	27,628
Amadeus IT Holding SA, Class A	5,522	138,376
CaixaBank SA	23,817	94,281
Distribuidora Internacional de Alimentacion SA(1)	4,948	36,527
Enagas	8,349	197,540
Ferrovial SA	15,324	246,077
Grifols SA(1)	3,487	118,691
Iberdrola SA	4,551	24,488
Indra Sistemas SA	3,009	39,424
Industria de Diseno Textil SA	3,281	458,578
International Consolidated Airlines Group SA(1)	13,289	44,969
Red Electrica Corp. SA	2,929	162,996
Repsol SA	7,079	157,871
Telefonica SA	20,035	289,966
Zardoya Otis SA	8,452	129,559

		$2,356,802

Security	Shares	Value
Sweden — 0.9%
Atlas Copco AB, Class A	1,107	$31,536
Boliden AB	13,495	249,429
Hennes & Mauritz AB, Class B	7,196	264,779
Holmen AB, Class B	3,062	94,395
Investor AB, Class B	6,033	171,362
Lundin Petroleum AB(1)	1,265	32,495
Millicom International Cellular SA SDR	1,492	137,462
Nordea Bank AB	32,431	357,692
Scania AB, Class B	2,369	48,610
Skandinaviska Enskilda Banken AB, Class A	15,422	154,482
Skanska AB, Class B	7,267	123,592
Svenska Cellulosa AB, Class B	3,080	74,672
Swedbank AB, Class A	6,877	162,384
Tele2 AB, Class B	8,723	156,455
Telefonaktiebolaget LM Ericsson, Class B	5,785	67,287
TeliaSonera AB	40,021	288,676

		$2,415,308

Switzerland — 1.4%
Actelion, Ltd.	2,628	$130,180
Adecco SA	2,368	135,789
Baloise Holding AG	532	48,143
Geberit AG	106	24,796
Givaudan SA	70	77,730
Nestle SA	14,325	1,005,865
Novartis AG	6,980	474,475
Roche Holding AG PC	2,227	492,254
Schindler Holding AG	1,178	170,435
Schindler Holding AG PC	196	29,074
Sonova Holding AG	1,282	148,264
Sulzer AG	328	51,581
Swatch Group, Ltd. (The), Bearer Shares	325	178,021
Swiss Reinsurance Co., Ltd.	4,047	300,886
Swisscom AG	482	213,789
Zurich Insurance Group AG	482	138,607

		$3,619,889

Taiwan — 1.4%
Acer, Inc.(1)	73,000	$64,570
Advanced Semiconductor Engineering, Inc.	112,931	91,151
Ambassador Hotel	22,000	22,684
Asia Cement Corp.	30,900	39,333
Asia Optical Co., Inc.(1)	27,000	27,821
Asustek Computer, Inc.	9,000	103,145
AU Optronics Corp.(1)	197,000	80,136
Catcher Technology Co., Ltd.	15,000	67,122
Cathay Financial Holding Co., Ltd.	62,600	69,793
Chang Hwa Commercial Bank	74,520	41,168
Cheng Shin Rubber Industry Co., Ltd.	25,100	65,592
Chimei Innolux Corp.(1)	195,795	101,954
China Airlines, Ltd.(1)	68,178	29,936
China Development Financial Holding Corp.(1)	132,000	36,507
Chinatrust Financial Holding Co., Ltd.	105,479	60,450
Chong Hong Construction Co., Ltd.	11,110	36,924
Chunghwa Telecom Co., Ltd.	55,000	175,269
Compal Electronics, Inc.	104,000	75,635

Security	Shares	Value
Delta Electronics, Inc.	27,000	$97,821
EVA Airways Corp.(1)	81,000	51,905
Far Eastern Department Stores, Ltd.	30,680	30,443
Far Eastern International Bank	17,907	7,258
Far Eastern New Century Corp.	74,740	86,653
Far EasTone Telecommunications Co., Ltd.	31,000	78,872
First Financial Holding Co., Ltd.	81,280	49,566
Formosa Chemicals & Fibre Corp.	30,000	81,533
Formosa Petrochemical Corp.	17,000	49,036
Formosa Plastics Corp.	47,000	127,704
Formosan Rubber Group, Inc.	29,000	20,945
Foxconn International Holdings, Ltd.(1)	100,000	41,061
Foxconn Technology Co., Ltd.	18,900	55,314
Fubon Financial Holding Co., Ltd.	50,496	64,539
Giant Manufacturing Co., Ltd.	6,000	31,907
Goldsun Development & Construction Co., Ltd.	63,000	24,455
Hotai Motor Co., Ltd.	6,000	47,888
Hua Nan Financial Holdings Co., Ltd.	45,177	26,092
Mega Financial Holding Co., Ltd.	89,900	73,628
Nan Ya Plastics Corp.	61,000	124,098
Pou Chen Corp.	50,000	49,964
President Chain Store Corp.	10,000	54,047
Quanta Computer, Inc.	50,000	116,864
Radiant Opto-Electronics Corp.	16,300	63,277
Radium Life Tech Co., Ltd.	32,309	30,795
Ruentex Industries, Ltd.	19,000	48,325
Sanyang Industrial Co., Ltd.(1)	29,000	20,767
Shin Kong Synthetic Fibers Corp.	71,000	22,936
Siliconware Precision Industries Co., Ltd.	71,000	74,167
Sincere Navigation	24,000	21,801
Solar Applied Materials Technology Corp.	7,699	9,534
Standard Foods Corp.	10,480	29,288
Synnex Technology International Corp.	33,000	66,991
Taishin Financial Holdings Co., Ltd.	58,835	23,318
Taiwan Cement Corp.	43,000	58,178
Taiwan Cooperative Financial Holding Co., Ltd.	73,692	41,076
Taiwan Fertilizer Co., Ltd.	11,000	27,300
TPK Holding Co., Ltd.	5,887	101,452
TTY Biopharm Co., Ltd.	7,480	27,392
Uni-President Enterprises Corp.	61,170	107,454
United Microelectronics Corp.	222,000	86,722
Waterland Financial Holdings	65,520	22,139
Wei Chuan Food Corp.	21,000	29,214
Wistron Corp.	68,100	78,915
Yageo Corp.(1)	120,000	35,293
Yieh Phui Enterprise	63,240	20,354
Yuanta Financial Holding Co., Ltd.	96,000	52,062
Yuen Foong Yu Paper Manufacturing Co., Ltd.	49,000	23,658
Yulon Motor Co., Ltd.	22,000	40,833

		$3,744,024

Thailand — 0.7%
Advanced Info Service PCL(4)	22,700	$160,024
Airports of Thailand PCL(4)	8,400	29,709
Bangkok Bank PCL(4)	8,600	63,423
Bangkok Dusit Medical Services PCL(4)	7,200	32,100
Bank of Ayudhya PCL(4)	53,400	59,537

Security	Shares	Value
Banpu PCL(4)	2,300	$29,944
BEC World PCL(4)	15,500	37,594
Berli Jucker PCL(4)	18,000	45,262
Big C Supercenter PCL(4)	4,000	28,842
BTS Group Holdings PCL	102,400	26,797
Bumrungrad Hospital PCL(4)	3,800	9,906
Central Pattana PCL(4)	8,300	23,723
Charoen Pokphand Foods PCL(4)	52,900	62,966
CP ALL PCL(4)	54,600	85,604
Delta Electronics (Thailand) PCL(4)	29,900	35,576
Dynasty Ceramic PCL(4)	2,900	5,060
Electricity Generating PCL(4)	7,500	38,464
Glow Energy PCL(4)	13,700	36,276
Hana Microelectronics PCL(4)	37,700	29,595
Home Product Center PCL(4)	15,960	7,368
IRPC PCL(4)	142,000	20,957
Kasikornbank PCL(4)	16,600	110,535
Krung Thai Bank PCL(4)	29,650	22,798
Land & Houses PCL(4)	82,300	31,207
Minor International PCL(4)	44,000	32,635
PTT Exploration & Production PCL(4)	19,012	105,877
PTT Global Chemical PCL(4)	24,500	65,727
PTT PCL(4)	9,100	104,076
Ratchaburi Electricity Generating Holding PCL(4)	9,000	18,269
Robinson Department Store PCL(4)	3,700	8,679
Shin Corp. PCL(4)	15,000	34,330
Siam Cement PCL(4)	4,100	63,618
Siam City Cement PCL(4)	1,600	22,092
Siam Commercial Bank PCL(4)	21,300	127,904
Siam Makro PCL(4)	1,900	28,450
Sino Thai Engineering & Construction PCL(4)	35,300	33,146
Thai Beverage PCL	169,000	71,808
Thai Oil PCL(4)	9,000	22,258
Thai Union Frozen Products PCL(4)	11,160	25,656
Thanachart Capital PCL(4)	19,800	25,742
TMB Bank PCL(4)	355,700	26,960
Total Access Communication PCL(4)	13,600	39,459
True Corp. PCL(1)	206,200	45,660

		$1,935,613

Turkey — 0.7%
Akbank TAS	25,500	$128,950
Akenerji Elektrik Uretim AS(1)	32,983	31,721
Anadolu Efes Biracilik ve Malt Sanayii AS	4,000	59,754
Arcelik AS	4,100	26,796
BIM Birlesik Magazalar AS	1,600	77,578
Cimsa Cimento Sanayi ve Ticaret AS	4,600	26,828
Coca-Cola Icecek AS	1,500	36,472
Dogan Sirketler Grubu Holding AS(1)	10,000	6,143
Enka Insaat ve Sanayi AS	12,176	36,562
Eregli Demir ve Celik Fabrikalari TAS	38,400	54,599
Ford Otomotiv Sanayi AS	2,100	23,885
Haci Omer Sabanci Holding AS	11,200	64,543
Ihlas Holding AS(1)	44,800	30,316
Is Gayrimenkul Yatirim Ortakligi AS	23,800	21,633
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	38,500	34,607
KOC Holding AS	17,120	89,333

Security	Shares	Value
Koza Altin Isletmeleri AS	1,100	$27,074
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	26,637
Petkim Petrokimya Holding AS	15,600	27,222
Tekfen Holding AS	6,700	27,431
Tofas Turk Otomobil Fabrikasi AS	4,800	28,961
Tupras-Turkiye Petrol Rafinerileri AS	3,200	88,269
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	14,300	53,122
Turk Sise ve Cam Fabrikalari AS	21,446	37,420
Turk Telekomunikasyon AS	18,100	75,903
Turkcell Iletisim Hizmetleri AS(1)	18,300	114,365
Turkiye Garanti Bankasi AS	29,800	149,440
Turkiye Halk Bankasi AS	5,800	57,269
Turkiye Is Bankasi	24,300	89,794
Turkiye Sinai Kalkinma Bankasi AS	25,025	32,326
Turkiye Vakiflar Bankasi TAO	19,300	56,398
Ulker Gida Sanayi ve Ticaret AS	5,300	30,156
Yapi ve Kredi Bankasi AS(1)	16,600	48,704
Yazicilar Holding AS	3,200	31,750

		$1,751,961

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank (PJSC)	132,000	$127,614
Abu Dhabi National Hotels	13,000	6,415
Air Arabia (PJSC)	286,700	69,135
Aldar Properties (PJSC)	119,000	46,352
DP World, Ltd.	18,000	236,149
Dubai Financial Market(1)	107,700	37,560
Dubai Islamic Bank (PJSC)	26,000	15,856
Emaar Properties (PJSC)	164,700	218,688
First Gulf Bank (PJSC)	25,200	87,863
National Bank of Abu Dhabi (PJSC)	53,835	160,447
Ras Al Khaimah Ceramics(1)	82,200	25,307
Union National Bank	61,500	62,827

		$1,094,213

United Kingdom — 2.7%
Associated British Foods PLC	4,094	$113,528
AstraZeneca PLC	10,217	493,683
BAE Systems PLC	53,340	287,077
BHP Billiton PLC	8,331	285,686
BP PLC	53,286	394,450
Bunzl PLC	1,911	34,338
Burberry Group PLC	8,212	176,418
Centrica PLC	70,374	390,782
Compass Group PLC	12,242	148,196
Croda International PLC	816	31,357
Diageo PLC	2,889	86,000
Experian PLC	3,566	61,001
GlaxoSmithKline PLC	4,970	113,683
Imperial Tobacco Group PLC	500	18,592
Kingfisher PLC	5,668	24,221
Marks & Spencer Group PLC	10,988	66,105
National Grid PLC	1,714	18,768
Next PLC	4,932	317,271
Randgold Resources, Ltd.	1,330	125,276
Reckitt Benckiser Group PLC	334	22,252

Security	Shares	Value
Reed Elsevier PLC	2,870	$31,237
Rexam PLC	21,005	156,145
Rexam PLC, Class B, PFC Shares(1)	23,339	16,657
Rolls-Royce Holdings PLC	29,192	438,258
Royal Dutch Shell PLC, Class A	17,056	604,613
Royal Dutch Shell PLC, Class B	17,511	636,470
Sage Group PLC (The)	36,503	186,918
Serco Group PLC	14,171	124,592
Severn Trent PLC	1,097	28,217
Shire PLC	7,492	250,624
SSE PLC	1,270	28,585
Subsea 7 SA	4,061	98,100
Tesco PLC	48,136	272,047
Tullow Oil PLC	10,062	181,424
Unilever PLC	603	24,562
United Utilities Group PLC	1,376	15,968
Vodafone Group PLC	122,534	334,415
Whitbread PLC	2,865	116,767
WM Morrison Supermarkets PLC	62,028	246,715

		$7,000,998

United States — 20.1%
3M Co.	4,029	$405,116
A.O. Smith Corp.	271	18,775
Abaxis, Inc.	1,922	74,420
Abbott Laboratories	5,546	187,898
AbbVie, Inc.	5,546	203,483
Accenture PLC, Class A	4,815	346,150
Acorda Therapeutics, Inc.(1)	2,871	82,914
Actavis, Inc.(1)	734	63,410
Acuity Brands, Inc.	418	28,758
Advance Auto Parts, Inc.	215	15,807
Advanced Energy Industries, Inc.(1)	178	2,732
Advisory Board Co. (The)(1)	845	45,824
Affymax, Inc.(1)	2,189	41,175
AGL Resources, Inc.	1,729	72,272
Air Products and Chemicals, Inc.	1,065	93,113
Airgas, Inc.	769	73,240
Akamai Technologies, Inc.(1)	501	20,396
Alaska Air Group, Inc.(1)	1,448	66,796
Alere, Inc.(1)	1,686	35,844
Alexion Pharmaceuticals, Inc.(1)	1,229	115,514
Allegiant Travel Co.	636	47,363
Allergan, Inc.	1,480	155,415
ALLETE, Inc.	1,557	71,840
Alliant Energy Corp.	254	11,643
Allied Nevada Gold Corp.(1)	1,142	27,054
Allied World Assurance Co. Holdings, Ltd.	261	22,141
Altera Corp.	2,732	91,303
Altria Group, Inc.	13,358	449,897
Amazon.com, Inc.(1)	1,448	384,444
Amdocs, Ltd.	1,060	37,831
American Express Co.	2,133	125,442
American Greetings Corp.	1,423	22,768
American States Water Co.	747	37,761
American Tower Corp.	2,498	190,223
American Water Works Co., Inc.	2,751	105,308

Security	Shares	Value
AmerisourceBergen Corp.	1,704	$77,310
Amgen, Inc.	1,762	150,581
Amsurg Corp.(1)	2,208	68,912
Analog Devices, Inc.	4,022	175,520
Analogic Corp.	311	23,695
Anworth Mortgage Asset Corp.	9,836	61,573
AOL, Inc.	2,076	63,629
Aon PLC	5,340	308,332
Apple, Inc.	1,214	552,746
Applied Industrial Technologies, Inc.	1,936	85,107
Applied Materials, Inc.	10,835	139,880
Applied Micro Circuits Corp.(1)	443	3,797
AptarGroup, Inc.	278	14,325
Aqua America, Inc.	2,857	77,796
Arbitron, Inc.	2,655	124,519
Arch Capital Group, Ltd.(1)	2,260	104,909
Argo Group International Holdings, Ltd.	1,765	63,699
Arthur J. Gallagher & Co.	1,506	55,647
Ascena Retail Group, Inc.(1)	684	11,594
Ascent Capital Group, Inc., Series A(1)	880	56,065
Associated Banc-Corp.	2,471	35,261
Astoria Financial Corp.	1,769	17,230
AT&T, Inc.	18,694	650,364
Atlantic Power Corp.	10,651	130,901
ATMI, Inc.(1)	1,089	22,226
Atmos Energy Corp.	625	23,350
Automatic Data Processing, Inc.	5,575	330,542
AutoNation, Inc.(1)	435	21,098
AutoZone, Inc.(1)	257	95,013
Avago Technologies, Ltd.	1,933	69,143
Avid Technology, Inc.(1)	2,833	20,964
Avista Corp.	2,940	76,028
Axis Capital Holdings, Ltd.	1,105	42,288
AZZ, Inc.	1,018	43,560
Badger Meter, Inc.	95	4,702
Balchem Corp.	310	11,594
Banco Latinoamericano de Comercio Exterior SA, Class E	936	21,715
Bank of Hawaii Corp.	1,027	49,388
Bank of New York Mellon Corp. (The)	3,363	91,339
Bank of the Ozarks, Inc.	480	17,434
BankUnited, Inc.	892	23,995
Banner Corp.	95	2,869
BB&T Corp.	3,474	105,193
BBCN Bancorp, Inc.	8,227	99,464
Berkshire Hathaway, Inc., Class B(1)	4,321	418,835
Bio Reference Labs, Inc.(1)	808	22,438
Biogen Idec, Inc.(1)	653	101,920
BioMarin Pharmaceutical, Inc.(1)	519	28,488
BJ’s Restaurants, Inc.(1)	404	12,916
Black Hills Corp.	1,679	67,748
Blackbaud, Inc.	2,611	65,066
Bob Evans Farms, Inc.	1,846	81,722
Boston Private Financial Holdings, Inc.	2,240	20,720
Bristol-Myers Squibb Co.	8,350	301,769
Bristow Group, Inc.	1,838	104,729
Brookline Bancorp, Inc.	365	3,216

Security	Shares	Value
Brooks Automation, Inc.	1,961	$18,355
Brown and Brown, Inc.	1,635	44,701
Buffalo Wild Wings, Inc.(1)	272	20,006
Bunge, Ltd.	1,570	125,066
C.H. Robinson Worldwide, Inc.	2,614	172,916
CACI International, Inc., Class A(1)	279	14,963
California Water Service Group	1,648	32,136
Campbell Soup Co.	4,538	166,590
Capitol Federal Financial, Inc.	4,335	50,936
Carnival Corp.	2,309	89,404
Cash America International, Inc.	371	17,775
Caterpillar, Inc.	600	59,034
Cato Corp. (The)	716	19,740
Cavium, Inc.(1)	570	19,061
Celgene Corp.(1)	2,991	295,989
CenturyLink, Inc.	9,031	365,304
Cerner Corp.(1)	1,940	160,147
CH Energy Group, Inc.	444	28,860
Charles River Laboratories(1)	1,062	43,882
Cheesecake Factory, Inc. (The)	534	17,707
Chemed Corp.	1,048	79,176
Chemical Financial Corp.	534	12,982
Chesapeake Lodging Trust	3,061	65,352
Chevron Corp.	5,754	662,573
Children’s Place Retail Stores, Inc. (The)(1)	61	3,040
Chipotle Mexican Grill, Inc.(1)	395	121,269
Cirrus Logic, Inc.(1)	932	26,310
City Holding Co.	521	19,689
City National Corp.	1,034	54,761
Clean Energy Fuels Corp.(1)	1,714	21,956
Clean Harbors, Inc.(1)	866	48,141
Clorox Co. (The)	1,193	93,543
Coca-Cola Co. (The)	12,379	460,994
Cogent Communications Group, Inc.	1,139	28,213
Cognizant Technology Solutions Corp., Class A(1)	2,868	224,220
Colgate-Palmolive Co.	833	89,439
Colony Financial, Inc.	5,004	107,686
Columbia Banking System, Inc.	563	11,373
Comcast Corp., Class A	1,636	62,299
Comerica, Inc.	2,539	87,240
Comfort Systems USA, Inc.	269	3,473
Commerce Bancshares, Inc.	141	5,295
comScore, Inc.(1)	719	10,591
Concho Resources, Inc.(1)	45	4,105
CONMED Corp.	3,682	108,140
ConocoPhillips	5,628	326,424
Consolidated Edison, Inc.	4,839	275,242
Copa Holdings SA, Class A	659	72,226
Corporate Executive Board Co. (The)	80	4,009
Costar Group, Inc.(1)	320	30,010
Costco Wholesale Corp.	4,626	473,425
Covanta Holding Corp.	3,410	67,245
Credit Acceptance Corp.(1)	192	19,117
Cree, Inc.(1)	606	26,149
CreXus Investment Corp.	5,405	71,832
Cullen/Frost Bankers, Inc.	777	45,758

Security	Shares	Value
Cummins, Inc.	780	$89,567
CVB Financial Corp.	7,964	87,604
CVR Energy, Inc.(1)(2)	122	0
CVS Caremark Corp.	5,108	261,530
Danaher Corp.	1,617	96,907
Darden Restaurants, Inc.	342	15,903
DaVita HealthCare Partners, Inc.(1)	546	63,014
Delta Air Lines, Inc.(1)	2,450	34,031
Deluxe Corp.	758	27,887
Devon Energy Corp.	1,518	86,814
Dexcom, Inc.(1)	3,460	52,696
Dime Community Bancshares, Inc.	239	3,301
Discovery Communications, Inc., Class A(1)	1,976	137,095
Dollar Tree, Inc.(1)	318	12,717
Dominion Resources, Inc.	2,526	136,682
Donaldson Co., Inc.	148	5,566
DSW, Inc., Class A	62	4,150
DTE Energy Co.	1,213	76,795
Duke Energy Corp.	5,552	381,644
E.I. du Pont de Nemours & Co.	3,091	146,668
Earthlink, Inc.	3,876	26,357
eBay, Inc.(1)	2,377	132,946
Ecolab, Inc.	3,073	222,485
Edwards Lifesciences Corp.(1)	785	70,595
El Paso Electric Co.	3,562	120,004
Electronics for Imaging, Inc.(1)	5,006	113,236
Eli Lilly & Co.	5,543	297,604
EMC Corp.(1)	5,696	140,179
EMCOR Group, Inc.	999	36,294
Emerson Electric Co.	5,206	298,043
Endurance Specialty Holdings, Ltd.	1,489	63,908
Ennis, Inc.	1,146	17,889
EnPro Industries, Inc.(1)	539	23,975
Enstar Group, Ltd.(1)	607	74,697
Equifax, Inc.	1,187	69,677
Erie Indemnity Co.	207	14,767
ESCO Technologies, Inc.	2,149	88,474
Everest Re Group, Ltd.	692	80,141
Expeditors International of Washington, Inc.	1,284	55,084
Exponent, Inc.(1)	386	18,872
Express Scripts Holding Co.(1)	1,186	63,356
Exxon Mobil Corp.	7,754	697,627
EZCorp, Inc.(1)	560	12,432
FactSet Research Systems, Inc.	766	70,870
Family Dollar Stores, Inc.	1,027	58,231
Fastenal Co.	688	34,180
FedEx Corp.	2,715	275,437
Fidelity National Information Services, Inc.	2,258	83,794
First Cash Financial Services, Inc.(1)	448	23,883
First Citizens BancShares, Inc.	21	3,662
First Commonwealth Financial Corp.	2,296	16,233
First Financial Bankshares, Inc.	3,302	135,580
First Horizon National Corp.	4,074	41,596
First Midwest Bancorp, Inc.	1,278	16,192
First Niagara Financial Group, Inc.	8,625	67,620
Fiserv, Inc.(1)	1,110	89,144

Security	Shares	Value
Flushing Financial Corp.	237	$3,754
Foot Locker, Inc.	669	22,980
Forward Air Corp.	2,416	89,658
Franklin Electric Co., Inc.	1,014	67,451
Fresh Del Monte Produce, Inc.	545	14,361
Frontier Communications Corp.	17,145	78,353
FTI Consulting, Inc.(1)	578	18,785
Gartner, Inc.(1)	2,164	111,468
General Mills, Inc.	3,945	165,453
Genesco, Inc.(1)	287	17,889
Gilead Sciences, Inc.(1)	2,080	82,056
Global Payments, Inc.	916	45,122
Global Power Equipment Group, Inc.	486	7,975
Google, Inc., Class A(1)	810	612,109
Gorman-Rupp Co. (The)	396	12,034
Government Properties Income Trust	2,609	64,834
Granite Construction, Inc.	1,060	38,542
Greatbatch, Inc.(1)	748	19,852
Greenlight Capital Re, Ltd.(1)	2,332	56,085
GulfMark Offshore, Inc., Class A	628	21,829
H.J. Heinz Co.	1,049	63,601
Halliburton Co.	1,149	46,741
Hancock Holding Co.	96	2,901
Hanger Orthopedic Group, Inc.(1)	2,264	65,045
Hawaiian Electric Industries Co.	635	17,126
Haynes International, Inc.	345	17,636
Healthcare Services Group, Inc.	2,476	59,795
HeartWare International, Inc.(1)	378	34,164
HEICO Corp.	2,531	114,806
Herbalife, Ltd.	344	12,494
Hershey Co. (The)	849	67,453
Hillenbrand, Inc.	4,098	101,426
Hittite Microwave Corp.(1)	1,054	64,695
HollyFrontier Corp.	4,330	226,113
Hologic, Inc.(1)	891	21,241
Home BancShares, Inc.	131	4,548
Home Depot, Inc. (The)	5,550	371,406
Howard Hughes Corp. (The)(1)	581	41,832
Hubbell, Inc., Class B	819	74,570
Huron Consulting Group, Inc.(1)	508	17,323
Hyatt Hotels Corp.(1)	535	21,437
IAC/InterActiveCorp	1,224	50,490
IBERIABANK Corp.	578	29,761
ICF International, Inc.(1)	619	14,169
ICG Group, Inc.(1)	1,883	22,596
ICU Medical, Inc.(1)	542	32,764
IDACORP, Inc.	1,875	87,019
IDEX Corp.	526	26,242
IHS, Inc.(1)	719	73,985
Illinois Tool Works, Inc.	3,377	212,177
Insperity, Inc.	424	14,259
Integrys Energy Group, Inc.	1,243	67,980
Intel Corp.	18,178	382,465
International Business Machines Corp.	3,810	773,697
International Rectifier Corp.(1)	819	15,962
Intersil Corp.	9,699	83,896

Security	Shares	Value
Investors Bancorp, Inc.	1,430	$25,240
IPC The Hospitalist Co., Inc.(1)	70	2,985
Isis Pharmaceuticals, Inc.(1)	2,198	31,937
ITC Holdings Corp.	89	7,209
J&J Snack Foods Corp.	1,452	98,954
J.B. Hunt Transport Services, Inc.	68	4,574
j2 Global, Inc.	3,293	104,783
Jack Henry & Associates, Inc.	616	25,552
Jack in the Box, Inc.(1)	3,531	102,505
JetBlue Airways Corp.(1)	6,734	39,125
John Wiley & Sons, Inc., Class A	776	29,721
Johnson & Johnson	6,946	513,448
Jones Lang LaSalle, Inc.	750	69,105
JoS. A. Bank Clothiers, Inc.(1)	699	28,337
Kaiser Aluminum Corp.	534	33,193
Kellogg Co.	2,117	123,844
Kennametal, Inc.	372	15,256
KeyCorp	5,730	53,862
Kimberly-Clark Corp.	678	60,688
Kinder Morgan, Inc.	7,985	299,118
Kirby Corp.(1)	273	19,287
Knight Transportation, Inc.	1,032	16,460
Kohl’s Corp.	2,270	105,078
Kraft Foods Group, Inc.	2,014	93,087
L.B. Foster Co., Class A	65	2,815
Laboratory Corp. of America Holdings(1)	1,125	100,688
Laclede Group, Inc. (The)	85	3,393
Lam Research Corp.(1)	953	39,206
Landstar System, Inc.	65	3,708
Layne Christensen Co.(1)	4,051	91,836
Lennox International, Inc.	972	55,900
Lindsay Corp.	1,473	137,048
Lions Gate Entertainment Corp.(1)	6,528	119,593
Live Nation, Inc.(1)	312	3,201
LivePerson, Inc.(1)	524	7,006
Loews Corp.	2,581	111,938
LogMeIn, Inc.(1)	288	6,538
Lowe’s Companies, Inc.	4,032	153,982
LSI Corp.(1)	2,402	16,910
LTC Properties, Inc.	1,803	67,144
Luminex Corp.(1)	903	16,597
M&T Bank Corp.	3,079	316,183
Madison Square Garden Co. (The)(1)	1,273	66,221
Manhattan Associates, Inc.(1)	1,011	69,264
Marathon Oil Corp.	2,619	88,025
Marathon Petroleum Corp.	6,766	502,105
Marsh & McLennan Cos., Inc.	7,940	281,711
Martin Marietta Materials, Inc.	722	71,283
MasterCard, Inc., Class A	717	371,693
Maxim Integrated Products, Inc.	362	11,385
MAXIMUS, Inc.	806	55,267
McCormick & Co., Inc.	1,706	106,369
McDonald’s Corp.	6,822	650,068
McGraw-Hill Cos., Inc. (The)	2,828	162,667
McKesson Corp.	1,807	190,151
MDC Holdings, Inc.	765	30,080
Medicines Co. (The)(1)	888	26,533

Security	Shares	Value
Men’s Wearhouse, Inc. (The)	473	$14,356
Merck & Co., Inc.	9,284	401,533
Meredith Corp.	1,343	48,697
MGE Energy, Inc.	1,364	71,460
Micrel, Inc.	1,588	16,531
Microchip Technology, Inc.	2,817	94,229
Microsoft Corp.	11,546	317,169
Minerals Technologies, Inc.	932	38,557
Mondelez International, Inc., Class A	8,252	229,323
Monsanto Co.	2,549	258,341
Morningstar, Inc.	230	15,569
MSCI, Inc., Class A(1)	554	18,692
Mueller Industries, Inc.	843	44,982
Murphy Oil Corp.	1,445	86,006
MWI Veterinary Supply, Inc.(1)	182	20,440
MYR Group, Inc.(1)	151	3,390
National Fuel Gas Co.	69	3,754
National Health Investors, Inc.	1,125	71,606
National Healthcare Corp.	397	19,108
National Oilwell Varco, Inc.	1,213	89,932
Nektar Therapeutics(1)	3,830	32,823
Neogen Corp.(1)	1,438	66,853
Neustar, Inc., Class A(1)	1,008	45,501
New Jersey Resources Corp.	845	35,515
New York Community Bancorp, Inc.	7,830	104,530
Newmont Mining Corp.	9,702	416,798
NextEra Energy, Inc.	2,168	156,204
NIC, Inc.	4,561	74,344
NIKE, Inc., Class B	1,300	70,265
Nordstrom, Inc.	704	38,882
Northeast Utilities	1,364	55,556
Northern Trust Corp.	2,242	115,396
NorthStar Realty Finance Corp.	9,360	73,008
Northwest Bancshares, Inc.	1,264	15,421
Northwest Natural Gas Co.	439	19,939
NorthWestern Corp.	3,393	125,507
NPS Pharmaceuticals, Inc.(1)	322	2,846
NVR, Inc.(1)	181	186,368
O’Reilly Automotive, Inc.(1)	1,077	99,784
Occidental Petroleum Corp.	1,056	93,213
OGE Energy Corp.	1,366	80,198
Omnicare, Inc.	523	20,371
Omnicell, Inc.(1)	750	11,850
Omnicom Group, Inc.	1,471	79,846
Oneok, Inc.	2,995	140,795
OpenTable, Inc.(1)	392	20,654
Oracle Corp.	5,099	181,065
OraSure Technologies, Inc.(1)	2,027	14,290
Oritani Financial Corp.	251	3,800
PacWest Bancorp	170	4,672
Pall Corp.	947	64,680
Panera Bread Co., Class A(1)	557	89,014
Papa John’s International, Inc.(1)	88	4,937
Parker Hannifin Corp.	637	59,222
PartnerRe, Ltd.	1,012	88,742
Paychex, Inc.	3,735	121,873
Penn National Gaming, Inc.(1)	436	21,216

Security	Shares	Value
PennyMac Mortgage Investment Trust	1,550	$41,230
People’s United Financial, Inc.	15,905	195,791
PepsiCo, Inc.	7,132	519,566
Perrigo Co.	595	59,803
Pfizer, Inc.	14,478	394,960
PG&E Corp.	1,670	71,209
Philip Morris International, Inc.	7,726	681,124
Phillips 66	1,807	109,450
Piedmont Natural Gas Co., Inc.	1,147	36,429
Pinnacle Financial Partners, Inc.(1)	706	15,158
Platinum Underwriters Holdings, Ltd.	1,923	93,708
PNC Financial Services Group, Inc.	1,865	115,257
PNM Resources, Inc.	251	5,361
Portland General Electric Co.	180	5,170
Power Integrations, Inc.	543	20,308
PPG Industries, Inc.	786	108,366
Praxair, Inc.	3,379	372,940
Prestige Brands Holdings, Inc.(1)	5,759	123,531
priceline.com, Inc.(1)	548	375,638
Pricesmart, Inc.	293	22,564
Procter & Gamble Co.	6,358	477,867
Provident Financial Services, Inc.	968	14,355
QUALCOMM, Inc.	2,132	140,776
Quanex Building Products Corp.	1,483	30,639
Quanta Services, Inc.(1)	1,816	52,610
Rackspace Hosting, Inc.(1)	363	27,352
Ralph Lauren Corp.	500	83,240
RBC Bearings, Inc.(1)	1,715	90,432
Red Robin Gourmet Burgers, Inc.(1)	583	21,554
Regal-Beloit Corp.	1,222	90,624
Regeneron Pharmaceuticals, Inc.(1)	232	40,354
RenaissanceRe Holdings, Ltd.	605	51,812
Republic Services, Inc.	4,420	140,954
Retail Opportunity Investments Corp.	2,403	31,359
Reynolds American, Inc.	5,944	261,417
RLI Corp.	877	60,522
Rockwell Automation, Inc.	283	25,241
Ross Stores, Inc.	632	37,730
Royal Gold, Inc.	1,114	83,182
RR Donnelley & Sons Co.	3,058	28,134
RTI International Metals, Inc.(1)	124	3,522
Ryman Hospitality Properties	645	25,781
S&T Bancorp, Inc.	987	18,200
Salesforce.com, Inc.(1)	521	89,680
SBA Communications Corp., Class A(1)	993	69,172
ScanSource, Inc.(1)	2,169	63,031
Schlumberger, Ltd.	3,647	284,648
Scholastic Corp.	469	13,911
Seattle Genetics, Inc.(1)	1,072	31,570
Selective Insurance Group, Inc.	3,029	62,125
SemGroup Corp., Class A(1)	520	22,443
Sempra Energy	2,702	202,785
Semtech Corp.(1)	1,185	35,740
Sequenom, Inc.(1)	4,068	16,882
Sherwin-Williams Co. (The)	1,898	307,742
Sigma-Aldrich Corp.	459	35,494
Signature Bank(1)	2,142	158,358

Security	Shares	Value
Silicon Laboratories, Inc.(1)	602	$26,271
South Jersey Industries, Inc.	2,512	136,351
Southern Co. (The)	7,349	325,046
Southwest Airlines Co.	14,855	166,525
Southwest Gas Corp.	640	28,506
Southwestern Energy Co.(1)	1,662	57,007
Spectra Energy Corp.	11,579	321,665
St. Jude Medical, Inc.	1,397	56,858
Standex International Corp.	316	17,901
Stanley Black & Decker, Inc.	1,456	111,864
Starbucks Corp.	4,435	248,892
Stericycle, Inc.(1)	1,795	169,358
Stryker Corp.	1,122	70,293
SVB Financial Group(1)	62	4,115
Sysco Corp.	3,381	107,414
Targa Resources Corp.	1,170	70,621
Target Corp.	2,875	173,679
Techne Corp.	1,218	87,306
Teekay Corp.	1,030	36,235
Telephone & Data Systems, Inc.	3,483	88,085
Teradata Corp.(1)	239	15,932
Tesoro Corp.	2,403	117,002
Tetra Tech, Inc.(1)	1,285	36,828
Texas Capital Bancshares, Inc.(1)	504	20,866
Texas Industries, Inc.(1)	575	32,683
Texas Instruments, Inc.	7,641	252,764
Texas Roadhouse, Inc.	1,171	20,598
TFS Financial Corp.(1)	2,168	22,179
Thomson Reuters Corp.	4,401	134,847
Time Warner, Inc.	4,463	225,471
TJX Companies, Inc. (The)	6,817	307,992
Toro Co. (The)	482	21,222
Towers Watson & Co., Class A	885	54,056
Tredegar Corp.	1,164	26,551
Trex Co., Inc.(1)	90	3,803
Trustco Bank Corp.	2,143	11,336
Trustmark Corp.	5,461	126,313
TW Telecom, Inc.(1)	2,447	67,611
Tyco International, Ltd.	2,444	73,882
Tyler Technologies, Inc.(1)	1,390	75,130
U.S. Bancorp	6,533	216,242
UGI Corp.	1,894	66,745
UIL Holdings Corp.	310	11,535
Ultra Petroleum Corp.(1)	985	17,947
Umpqua Holdings Corp.	2,564	32,409
Union Pacific Corp.	1,496	196,664
United Bankshares, Inc.	3,988	101,654
United Parcel Service, Inc., Class B	5,983	474,392
United Technologies Corp.	2,915	255,267
United Therapeutics Corp.(1)	358	19,293
UnitedHealth Group, Inc.	2,569	141,834
Universal Corp.	663	36,054
URS Corp.	1,580	65,538
Valero Energy Corp.	8,861	387,492
Valmont Industries, Inc.	389	56,685
Valspar Corp.	409	27,109
Vectren Corp.	104	3,282

Security		Shares	Value
VeriSign, Inc.(1)		2,079	$90,249
Verisk Analytics, Inc., Class A(1)		126	6,950
Verizon Communications, Inc.		15,115	659,165
Viacom, Inc., Class B		2,332	140,736
Visa, Inc., Class A		3,349	528,841
Vistaprint NV(1)		466	16,704
Vitamin Shoppe, Inc.(1)		274	16,736
Volterra Semiconductor Corp.(1)		459	7,546
W.W. Grainger, Inc.		978	213,028
Wal-Mart Stores, Inc.		9,838	688,168
Walgreen Co.		1,930	77,123
Walt Disney Co. (The)		1,306	70,367
Washington Federal, Inc.		2,109	37,097
Washington Post Co., Class B		309	119,175
Waste Connections, Inc.		3,629	130,717
Waste Management, Inc.		8,126	295,624
Watsco, Inc.		560	42,196
Webster Financial Corp.		146	3,249
Wells Fargo & Co.		3,534	123,089
Wendy’s Co. (The)		3,955	20,329
Westamerica Bancorporation		65	2,887
Western Alliance Bancorp(1)		1,256	15,449
Western Refining, Inc.		1,219	40,995
Western Union Co.		1,860	26,468
WGL Holdings, Inc.		936	39,246
White Mountains Insurance Group, Ltd.		31	17,070
Williams Cos., Inc.		1,447	50,717
Windstream Corp.		1,997	19,451
Wisconsin Energy Corp.		1,552	61,195
World Fuel Services Corp.		1,435	61,863
WPX Energy, Inc.(1)		758	11,393
Wright Medical Group, Inc.(1)		4,020	84,984
Xilinx, Inc.		3,164	115,454
Yahoo! Inc.(1)		3,584	70,354
Yum! Brands, Inc.		5,429	352,559
Zions Bancorporation		2,563	59,769

			$52,591,296

Total Common Stocks (identified cost $136,789,065)			$154,297,844

Equity-Linked Securities(5) — 1.3%

Security	Maturity Date	Shares	Value
India(6) — 1.3%
ABB Ltd.	11/2/16	1,900	$23,209
Adani Enterprises Ltd.	11/2/16	7,600	35,758
Adani Ports and Special Economic Zone	11/2/16	14,900	42,241
Adani Power Ltd.	11/2/16	11,200	12,824
Apollo Hospitals Enterprises Ltd.	11/2/16	1,900	28,909
Asian Paints Ltd.	8/17/16	800	67,772
Axis Bank Ltd.	10/8/14	2,600	73,658
Bajaj Auto Ltd.	7/29/16	700	26,705
Bank of Baroda	9/29/14	2,700	44,091
Bharat Forge Ltd.	11/2/16	4,200	18,165

Security	Maturity Date	Shares	Value
Bharat Heavy Electricals Ltd.	9/29/14	13,100	$56,199
Bharti Airtel Ltd.	9/29/14	26,800	171,252
Cairn India Ltd.	9/29/14	10,500	63,840
Cipla Ltd.	9/29/14	3,000	22,980
Coal India Ltd.	11/2/16	12,000	79,800
Colgate-Palmolive (India) Ltd.	10/1/14	1,300	33,033
Divi’s Laboratories Ltd.	11/2/16	1,200	23,718
DLF Ltd.	11/2/16	8,400	43,890
Essar Oil Ltd.	11/2/16	28,700	46,494
Exide Industries Ltd.	11/2/16	8,400	19,404
Federal Bank Ltd.	7/29/16	5,000	47,575
GAIL India Ltd.	4/6/16	8,100	52,164
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	500	19,280
Glenmark Pharmaceuticals Ltd.	11/2/16	4,500	42,547
Grasim Industries Ltd.	9/29/14	300	16,971
Gujarat State Petronet Ltd.	11/2/16	16,300	22,250
Hero Motocorp Ltd.	10/8/14	1,300	44,577
Hindalco Industries Ltd.	6/30/16	19,100	41,829
Hindustan Petroleum Corp., Ltd.	10/13/14	4,800	29,688
Hindustan Unilever Ltd.	10/1/14	9,900	88,308
Hindustan Zinc Ltd.	10/13/14	11,300	27,346
IDBI Bank Ltd.	11/2/16	28,400	57,510
Idea Cellular Ltd.	11/2/16	24,600	52,398
IFCI Ltd.	10/13/14	94,100	62,576
Indiabulls Financial Services Ltd.	11/2/16	9,200	56,534
Indian Oil Corp., Ltd.	4/26/16	10,700	65,912
IndusInd Bank Ltd.	12/15/14	10,600	86,920
Infrastructure Development Finance Company Ltd.	10/8/14	22,400	71,568
ITC Ltd.	9/29/14	21,300	123,327
Jaiprakash Associates Ltd.	10/13/14	17,200	28,122
Jindal Steel and Power Ltd. JSPL	9/29/14	6,800	53,788
Kotak Mahindra Bank Ltd.	10/13/14	4,600	58,903
Larsen & Toubro Ltd.	11/4/14	2,200	63,833
Lupin Ltd.	11/2/16	2,000	22,750
Mahindra & Mahindra Ltd.	10/15/14	3,700	61,956
Maruti Suzuki India Ltd.	9/29/14	800	23,812
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	31,120
Nestle India, Ltd.	9/8/15	400	35,780
NMDC Ltd.	11/2/16	14,500	42,123
NTPC Ltd.	4/26/16	28,500	84,217
Oil and Natural Gas Corp., Ltd.	4/26/16	17,700	113,191
Oil India Ltd.	11/2/16	5,450	55,372
Power Finance Co.	7/27/15	16,100	63,917
Power Grid Corp. of India Ltd.	11/16/15	17,900	37,053
Ranbaxy Laboratories Ltd.	11/2/16	2,000	16,850
Reliance Communications Ltd.	4/26/16	10,200	15,861
Reliance Infrastructure Ltd.	4/26/16	3,900	37,830
Reliance Power Ltd.	11/2/16	9,700	16,830
Shriram Transport Finance Co.	9/24/14	4,800	71,352
Siemens Ltd.	11/2/16	3,200	39,536
Sun Pharmaceutical Industries Ltd.	4/26/16	4,300	58,114
Tata Chemicals Ltd.	6/30/16	5,500	37,043
Tata Consultancy Services Ltd.	10/13/14	7,000	177,065
Tata Power Co., Ltd.	4/26/16	12,900	24,510
Tata Steel Ltd.	10/13/14	5,500	41,910
Torrent Power Ltd.	11/2/16	800	2,532

Security	Maturity Date	Shares	Value
Union Bank of India Ltd.	7/29/16	6,800	$32,640
United Breweries Ltd.	11/2/16	2,200	30,250
Wipro Ltd.	10/13/14	8,200	63,509
Yes Bank Ltd.	11/2/16	5,900	57,997

			$3,442,988

Kuwait(7) — 0.0%(8)
Al Safwa Group Holding Co. KSC(1)(2)	11/15/13	160,000	$3,680
Kuwait Finance House KSC	1/14/14	5,000	14,835
Kuwait Foods Co. (Americana)	11/15/13	2,500	21,233
Kuwait Pipes Industries & Oil Services Co.	5/16/14	20,000	8,170
National Mobile Telecommunications Co. KSC	1/7/14	2,500	16,259

			$64,177

Total Equity-Linked Securities (identified cost $3,194,640)			$3,507,165

Rights(1) — 0.0%(8)

Security		Shares	Value
Corpbanca SA, Exp. 2/14/13		521,592	$587

Total Rights (identified cost $0)			$587

Short-Term Investments — 39.3%

U.S. Treasury Obligations — 20.1%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/7/13(9)		$20,000	$19,999,900
U.S. Treasury Bill, 0.00%, 5/2/13		12,500	12,497,975
U.S. Treasury Bill, 0.00%, 10/17/13(9)		20,000	19,985,320

Total U.S. Treasury Obligations (identified cost $52,470,055)			$52,483,195

Other — 19.2%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(10)		$50,118	$50,117,609

Total Other (identified cost $50,117,609)			$50,117,609

Total Short-Term Investments (identified cost $102,587,664)			$102,600,804

Total Investments — 99.7% (identified cost $242,571,369)			$260,406,400

Value

Other Assets, Less Liabilities — 0.3%	$687,742

Net Assets — 100.0%	$261,094,142

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $701,729 or 0.3% of the Portfolio’s net assets.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $3,507,165 or 1.4% of the Portfolio’s net assets.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(8)	Amount is less than 0.05%.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $10,677.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	64.6%	$168,790,722
Euro	7.7	20,154,005
Hong Kong Dollar	2.7	7,092,364
British Pound Sterling	2.7	6,918,295
Japanese Yen	2.2	5,810,395
New Taiwan Dollar	1.4	3,702,963
South African Rand	1.4	3,673,044
Swiss Franc	1.4	3,619,889

Currency	Percentage of Net Assets	Value
Australian Dollar	1.4%	$3,618,664
South Korean Won	1.4	3,531,335
Other currency, less than 1% each	12.8	33,494,724

Total Investments	99.7%	$260,406,400

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.9%	$30,979,720
Industrials	6.9	17,917,390
Consumer Staples	6.5	17,047,586
Consumer Discretionary	6.0	15,769,980
Information Technology	6.0	15,547,199
Energy	5.4	14,149,829
Materials	5.2	13,704,563
Health Care	4.7	12,339,877
Telecommunication Services	4.2	10,877,055
Utilities	3.6	9,472,397
Short-Term Investments	39.3	102,600,804

Total Investments	99.7%	$260,406,400

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2013 were $12,993,809 or 5.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/20/13	Australian Dollar 4,559,157	United States Dollar 4,794,957	State Street Bank and Trust Co.	$(46,458)
2/20/13	British Pound Sterling 2,982,206	United States Dollar 4,802,187	State Street Bank and Trust Co.	(72,834)
2/20/13	Canadian Dollar 4,744,366	United States Dollar 4,825,188	State Street Bank and Trust Co.	(70,428)
2/20/13	Euro 3,632,439	United States Dollar 4,846,691	State Street Bank and Trust Co.	85,895
2/20/13	Israeli Shekel 18,087,194	United States Dollar 4,832,479	State Street Bank and Trust Co.	40,674
2/20/13	Japanese Yen 426,554,971	United States Dollar 4,776,972	State Street Bank and Trust Co.	(111,883)
2/20/13	New Zealand Dollar 5,718,106	United States Dollar 4,781,709	State Street Bank and Trust Co.	11,825

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/20/13	Norwegian Krone 26,662,569	United States Dollar 4,814,824	State Street Bank and Trust Co.	$62,700
2/20/13	Singapore Dollar 5,889,315	United States Dollar 4,805,564	State Street Bank and Trust Co.	(47,208)
2/20/13	Swedish Krona 31,311,394	United States Dollar 4,826,546	State Street Bank and Trust Co.	96,591
2/20/13	Swiss Franc 4,404,803	United States Dollar 4,825,066	State Street Bank and Trust Co.	15,901

				$(35,225)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	247 E-mini MSCI EAFE Index	Short	$(19,655,176)	$(20,765,290)	$(1,110,114)
3/13	379 E-mini MSCI Emerging Markets Index	Short	(19,835,150)	(20,310,610)	(475,460)
3/13	646 E-mini S&P 500 Index	Short	(46,171,275)	(48,233,590)	(2,062,315)
3/13	664 United States Dollar Index	Long	53,176,894	52,606,064	(570,830)

					$(4,218,719)

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/ Receives Return on Reference Index	Reference Index	Portfolio Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America	$27,538	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD-LIBOR- BBA-0.32%	10/31/13	$(19)
Bank of America	24,234	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR- BBA+0.07	10/31/13	256
Merrill Lynch International	49,744	Pays	Excess Return on Dow Jones- UBS Commodity Index	Pays	0.15%	2/6/13	(538,311)
Merrill Lynch International	4,107	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	2/6/13	(128,173)
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	2/6/13	75,070
Merrill Lynch International	4,107	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	2/6/13	9,111
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	2/6/13	112,520
Merrill Lynch International	4,107	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	2/6/13	256,146
Merrill Lynch International	4,107	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	2/6/13	(139,790)
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	2/6/13	92,409

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/ Receives Return on Reference Index	Reference Index	Portfolio Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23%	2/6/13	$68,291
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	2/6/13	(148,296)
Merrill Lynch International	4,107	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	2/6/13	523,580
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	2/6/13	38,410
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	2/6/13	15,396
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	2/6/13	(102,110)
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	2/6/13	4,919
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	2/6/13	48,590
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	2/6/13	96,805
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	2/6/13	(12,970)
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	2/6/13	(45,289)
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	2/6/13	(732)
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	2/6/13	5,992
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	2/6/13	(83,269)

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/ Receives Return on Reference Index	Reference Index	Portfolio Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$2,053	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33%	2/6/13	$108,819
Merrill Lynch International	4,107	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	2/6/13	36,624

							$293,979

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$1,492,682	$(1,198,940)

		$1,492,682	$(1,198,940)

Equity Price	Futures Contracts*	$—	$(3,647,889)
	Total Return Swaps	256	(19)

		$256	$(3,647,908)

Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	$313,586	$(348,811)
	Futures Contracts*	—	(570,830)

		$313,586	$(919,641)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$242,925,617

Gross unrealized appreciation	$20,765,165
Gross unrealized depreciation	(3,284,382)

Net unrealized appreciation	$17,480,783

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$1,215,907	$33,448,539	$161	$34,664,607
Developed Europe	84,628	37,051,547	—	37,136,175
Developed Middle East	348,900	858,988	—	1,207,888
Emerging Europe	696,065	8,532,806	—	9,228,871
Latin America	7,544,150	3,695,880	—	11,240,030
Middle East/Africa	—	8,228,977	—	8,228,977
North America	52,591,296	—	0	52,591,296
Total Common Stocks	$62,480,946	$91,816,737 **	$161	$154,297,844
Equity-Linked Securities	$—	$3,503,485	$3,680	$3,507,165
Rights	587	—	—	587
Short-Term Investments -
U.S. Treasury Obligations	—	52,483,195	—	52,483,195
Other	—	50,117,609	—	50,117,609
Total Investments	$62,481,533	$197,921,026	$3,841	$260,406,400
Forward Foreign Currency Exchange Contracts	$—	$313,586	$—	$313,586
Swap Contracts	—	1,492,938	—	1,492,938
Total	$62,481,533	$199,727,550	$3,841	$262,212,924

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(348,811)	$—	$(348,811)
Futures Contracts	(4,218,719)	—	—	(4,218,719)
Swap Contracts	—	(1,198,959)	—	(1,198,959)
Total	$(4,218,719)	$(1,547,770)	$—	$(5,766,489)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2013 is not presented.

At January 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

The name of the Portfolio was changed to Parametric Market Neutral Portfolio effective March 1, 2013.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parametric Structured Absolute Return Portfolio (Currently known as Parametric Market Neutral Portfolio)

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013